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Joseph M. Mannon Shareholder +1 312 609 7883 jmannon@vedderprice.com

May 9, 2025

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Origin Real Estate Credit Interval Fund (the “Registrant”) File Nos.: 333-[•]and 811-24089

To the Commission:

On behalf of the Registrant, we are electronically transmitting herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”), the Registrant’s initial Registration Statement on Form N-2 (the “Registration Statement”).

Concurrent with the filing of the Registration Statement, the Registrant is filing a Notification of Registration under the 1940 Act on Form N-8A.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

Please contact the undersigned at (312) 609-7883 or Nathaniel Segal at (312) 609-7747 with any questions or comments regarding this filing.

Very truly yours,

/s/ Joseph M. Mannon
Joseph M. Mannon
Shareholder

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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